INCOME TAXES - Reconciliation between the Effective and Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Effective income tax rate reconciliation, Amount
Net income before income tax	¥ 466,715		¥ (101,246)	¥ (475,310)
Statutory income tax rate	116,679
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Percent			(17.37%)	(12.42%)
Effect of cross-border tax laws	27,517
Share-based compensation	28,663
Other items	467
Effect of super deduction on R&D expenses	(83,973)
Effective Income Tax Rate Reconciliation, Tax Exempt Income, Percent			(0.38%)	(0.32%)
Effect of 15% preferential tax rate as an HNTE	¥ (50,776)
Tax Jurisdiction of Domicile [Extensible Enumeration]	Chinese Mainland	Chinese Mainland
Income tax expenses	¥ 30,835	$ 4,409	¥ 1,130	¥ 658
Effective income tax rate reconciliation, Percent
Percentage of net income	100.00%	100.00%
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Statutory tax rate difference between foreign country and PRC			8.00%	(0.79%)
Changes in valuation allowance			(122.79%)	(49.46%)
Effect of cross-border tax laws	5.90%	5.90%
Share-based compensation	6.14%	6.14%
Other items	0.10%	0.10%
Effect of super deduction on R&D expenses	(17.99%)	(17.99%)	105.66%	37.21%
Tax-free income			(0.38%)	(0.32%)
Effect of 15% preferential tax rate as an HNTE	(10.88%)	(10.88%)
Income tax expenses	6.61%	6.61%	(1.12%)	(0.14%)
Chinese Mainland
Effective income tax rate reconciliation, Amount
Changes in valuation allowance	¥ 44,224
Effective income tax rate reconciliation, Percent
Changes in valuation allowance	9.48%	9.48%
Cayman
Effective income tax rate reconciliation, Amount
Statutory tax rate difference between foreign country and PRC	¥ (29,058)
Effective income tax rate reconciliation, Percent
Statutory tax rate difference between foreign country and PRC	(6.23%)	(6.23%)
The British Virgin Islands
Effective income tax rate reconciliation, Amount
Statutory tax rate difference between foreign country and PRC	¥ (43,662)
Effective income tax rate reconciliation, Percent
Statutory tax rate difference between foreign country and PRC	(9.36%)	(9.36%)
United States
Effective income tax rate reconciliation, Amount
Statutory tax rate difference between foreign country and PRC	¥ (931)
Changes in valuation allowance	¥ 7,801
Effective income tax rate reconciliation, Percent
Statutory tax rate difference between foreign country and PRC	(0.20%)	(0.20%)
Changes in valuation allowance	1.67%	1.67%
Other foreign jurisdictions
Effective income tax rate reconciliation, Amount
Other foreign jurisdictions	¥ 13,884
Effective income tax rate reconciliation, Percent
Other foreign jurisdictions	2.98%	2.98%